Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Inventory
	2023	2022

Finished products	€54,000	€-
Raw materials	58,575	46,785
Total	€112,575	€46,785